Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Class Of Stock [Line Items]
Aggregate Payment		$ 4,969	$ 1,808	$ 9,938	$ 1,808
Series A
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625	$ 1,808	$ 5,250	$ 1,808
Per Depositary Share Payment	[1]	$ 0.44	$ 0.30	$ 0.44	$ 0.30
Series B
Class Of Stock [Line Items]
Aggregate Payment		$ 2,344		$ 4,688
Per Depositary Share Payment	[1]	$ 0.39		$ 0.39

[1]	Rounded to the nearest whole cent.